Additional Information Required by the Argentine Central Bank - Additional Information 2 (Detail) $ in Thousands, $ in Thousands				12 Months Ended
	Nov. 09, 2018 ARS ($)	Jan. 01, 2017 USD ($) shares	Feb. 25, 2010 ARS ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 ARS ($) shares	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ARS ($)	Jan. 01, 2017 ARS ($)
Disclosure of additional information [line items]
Participation certificates and debt securities of financial securities held						$ 6,301,550		$ 3,374,285	$ 1,819,850
Instruments held in custody						$ 432,046,616		552,773,188	476,985,232
Fines and penalties					$ 63
Percentage of regulatory capital				2.50%		2.50%
Percentage of individual computable regulatory capital				1.00%
Banco Galicia Valores SA [member]
Disclosure of additional information [line items]
Minimum equity requirement act as agent						$ 3,500
Minimum liquidity requirement						1,750
Caja de Valores [member]
Disclosure of additional information [line items]
Instruments held in custody						20,410
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of additional information [line items]
Balances recorded from activities as security agent		$ 408		$ 1,364,097			$ 1,364,097
Minimum equity requirement act as agent						32,000
Minimum liquidity requirement						16,000
Instruments held in custody						60,431,318		100,358,508	68,796,939
Securities held in custody in units | shares		7,777,368,861		9,623,110,829	10,254,289,765
Banco De Galicia Y Buenos Aires S.A.U. [member] | Fiduciary Assignment and Trust for Guarantees [member]
Disclosure of additional information [line items]
Balances recorded from activities as security agent		$ 116,500		$ 116,500			$ 116,500
Banco De Galicia Y Buenos Aires S.A.U. [member] | Top of range [member]
Disclosure of additional information [line items]
Percentage of equity interest				12.50%
Banco De Galicia Y Buenos Aires S.A.U. [member] | Chattel mortgage agreement [member]
Disclosure of additional information [line items]
Balances recorded from activities as security agent						5,042,730		3,406,706	1,866,441
Banco Galicia [member]
Disclosure of additional information [line items]
Minimum liquidity requirement				$ 70
Legal reserve				20.00%
Percentage of profit shown in income statement				20.00%
Argentine Central Bank [member]
Disclosure of additional information [line items]
Fines and penalties	$ 1,497		$ 4,483
Provision						$ 5,306		$ 7,357	$ 10,134
Minimum capital requirement				3.50%
Grupo Financiero Galicia SA [member]
Disclosure of additional information [line items]
Percentage of net income transferred				5.00%
Legal reserve				20.00%
Tarjeta Naranja S.A. [member]
Disclosure of additional information [line items]
Description of dividend				Tarjeta Naranja S.A.'s Ordinary and Extraordinary Shareholders' Meeting held on March 16, 2006 decided to set the maximum limit for the distribution of dividends at 25% of the realized and liquid profits of each fiscal year. This restriction shall remain in force as long as the company's Shareholders' Equity is below $300,000.
Minimum capital requirement				50.00%